Trade Payables	12 Months Ended
Dec. 31, 2023
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 14:-	TRADE PAYABLES

	December 31,
	2023	2022
	USD in thousands
Open debts	9,101	12,410
Checks payable	766	1,361
	9,867	13,771

Trade payables are non-interest bearing and are normally settled on average of 60-days terms.